SIGNIFICANT ACCOUNTING POLICIES - NON CURRENT ASSETS WITH DEFINITE USEFUL LIVES (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about intangible assets [line items]
Intangible assets	€ 1,307,388	€ 1,138,173	€ 979,290
Property, plant and equipment	1,457,825	1,353,165	€ 1,226,630
Development costs
Disclosure of detailed information about intangible assets [line items]
Intangible assets	1,264,467	1,107,141
Increase (decrease) in intangible assets other than goodwill	€ 416,368	€ 363,139